GAIN ON SETTLEMENT OF DEBT	9 Months Ended
Sep. 30, 2021
Gain On Settlement Of Debt
GAIN ON SETTLEMENT OF DEBT

25.	GAIN ON SETTLEMENT OF DEBT

During the nine months ended September 30, 2020, as a result of the transactions relating to the private placement and ensuing debt repayments, a gain of $67,493 was recognized on the settlement of outstanding debt.